Popular, Inc. (Holding company only) financial information (Statement of Condition) (Parenthetical) (Details) - Popular, Inc. Holding Co. - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets:
Cash and due from bank subsidiary	$ 69,299	$ 56,008
Common securities from statutory trusts	8,726	8,726
Other assets due from subsidiaries and affiliate	5,518	4,353
Other liabilities due to subsidiaries and affiliate	$ 3,779	$ 2,109